Stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation

Note 7: Stock-based compensation

Phantom Stock Plan and Restricted Stock Unit Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Phantom Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest on the fifth anniversary of the award date, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

Effective March 1, 2012, we implemented a Non-Officer Restricted Stock Unit Plan (the “RSU Plan”) to create incentives to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable the Company to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. The RSU Plan is intended to replace the Phantom Plan. Although the Phantom Plan remains in effect, we do not expect to make any further awards under the Phantom Plan.

Restricted stock units may be awarded to Participants in total up to 2% of the fair market value of the Company. Under the RSU Plan, awards generally vest in equal annual increments over a three-year period. RSU awards may also vest following a Participant’s termination of employment in combination with the occurrence of a change of control event, as specified in the RSU Plan. RSU awards are cash-settled, generally within 120 days of the vesting date.

A summary of our phantom stock and RSU activity during the six months ended June 30, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$16.37	125,768		$—	—
Granted	$—	—		$17.84	151,170
Vested	$14.35	(23,188)	$384	$—	—
Forfeited	$17.32	(9,709)		$17.84	(10,160)

Unvested and outstanding at June 30, 2012	$16.78	92,871		$17.84	141,010

Based on an estimated fair value of $12.57 per phantom share and RSU as of June 30, 2012, the aggregate intrinsic value of the unvested phantom shares and RSU outstanding was $2,940.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our affiliates’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan.

These awards consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and performance vesting conditions (the “Performance Vested” awards). The Time Vested awards vest in equal annual installments over the five-year vesting period but may also vest on an accelerated basis in the event of a Transaction (as defined in the 2010 Plan). The Performance Vested awards vest in the event of a Transaction that achieves certain market targets as defined in the 2010 Plan.

A summary of our restricted stock activity during the six months ended June 30, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$680.74	11,585		$298.15	53,098
Granted	$747.08	125		$394.00	278
Vested	$681.67	(2,498)	$1,866	$—	—
Forfeited	$685.50	(396)		$302.13	(1,499)

Unvested and total outstanding at June 30, 2012	$681.20	8,816		$298.55	51,877

During the six months ended June 30, 2012, we repurchased and canceled 643 vested shares for tax withholding, and we expect to repurchase approximately 1,000 restricted shares vesting during the next twelve months. Based on an estimated fair value of $563.30 per Time Vested restricted share, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $4,966.

Stock-based compensation cost

Compensation cost is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Stock-based compensation cost	$1,244	$1,362	$3,048	$3,037
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)

Stock-based compensation expense	$787	$807	$1,938	$1,873

Payments for stock-based compensation were $800 and $276 during the second quarters of 2012 and 2011, respectively, and were $862 and $276 during the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012 and December 31, 2011, accrued payroll and benefits payable included $2,590 and $2,359, respectively, for stock-based compensation costs expected to be settled within the next twelve months. Unrecognized compensation cost of approximately $14,232 is expected to be recognized over a weighted-average period of 3.00 years .

Note 8: Stock-based compensation

Phantom Stock Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest on the fifth anniversary of the award date, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

The estimated fair market value of phantom stock awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk adjusted reserve value based on internal reserve reports priced on NYMEX forward strips.

A summary of our phantom stock activity during the three years ended December 31, 2011 is presented in the following table:

	Weighted average grant date fair value	Phantom shares	Vest date fair value
	($ per share)
Unvested and outstanding at January 1, 2009	$10.20	219,658
Granted	$11.89	40,601
Vested	$5.38	(80,411)	$811
Forfeited	$11.75	(4,366)

Unvested and outstanding at December 31, 2009	$12.77	175,482
Granted	$23.93	18,841
Vested	$9.17	(59,652)	1,442
Forfeited	$13.63	(7,812)

Unvested and outstanding at December 31, 2010	$16.04	126,859
Granted	$18.55	37,316
Vested	$17.91	(17,064)	309
Forfeited	$16.98	(21,343)

Unvested and outstanding at December 31, 2011	$16.37	125,768

Payments for phantom shares totaled $306, $1,445, and $809 in 2011, 2010, and 2009, respectively. Based on an estimated fair value of $16.57 per phantom share as of December 31, 2011, the aggregate intrinsic value of the unvested phantom shares outstanding was $2,084.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our affiliates’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan. The awards granted under the 2010 Plan consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and Performance Vested conditions (the “Performance Vested” awards).

The Time Vested awards vest in equal annual installments over the five year vesting period. In the event of a transaction whereby CCMP receives cash upon the sale of its class E common stock (a “Transaction” as defined in the restricted stock agreements), vesting of the Time Vested awards will be accelerated with respect to the fraction obtained by dividing (x) the number of shares of common stock sold pursuant to the Transaction, by (y) the 504,276 shares of class E common stock owned by CCMP on April 12, 2010 (the “Vesting Fraction”). All other shares will remain subject to the normal vesting schedule. Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period associated with the accelerated vesting provision.

The Performance Vested awards vest in the event of a Transaction, as defined in the restricted stock agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period.

The estimated fair value of our common equity per share, after a 23% discount for lack of control and a 20% discount for lack of marketability, was considered to be the fair value of the Time Vested awards granted during 2011. A combined income and market valuation methodology was used to estimate the fair value of our common equity per share. The price paid by CCMP for our class E common stock on April 12, 2010, was considered to be the fair value of the Time Vested awards granted during 2010.

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2011	2010
Risk free interest rate	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	45%	55%
Expected life	7 years	8 years
Expected dividends	$—	$—

In 2011, our expected volatility was calculated based on the average of the historical stock price volatility and the volatility implicit in the prices of the options or other traded financial instruments of our peer group, which consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, Pioneer Natural Resources Co., Sandridge Energy, Inc., Venoco, Inc., and Whiting Petroleum Corp. In 2010, our expected volatility was calculated based on the average historical stock price volatility of our peer group, which consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Cabot Oil & Gas Corporation, Comstock Resources, Inc., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, EXCO Resources, Inc., and Whiting Petroleum Corp.

Effective June 28, 2011, our board of directors modified the terms of the Time Vested awards to allow all participants in the 2010 Plan to elect, upon vesting of their Time Vested awards, to have us withhold shares having a fair market value greater than the minimum statutory withholding amounts for income and payroll taxes that would be due with respect to such vested shares. This modification changed the classification of the Time Vested awards from equity to liability awards and resulted in a reclassification from additional paid-in capital to stock-based compensation liabilities of $2,640. These awards will be remeasured to fair value at the end of each reporting period. Because the modification did not affect the fair value of the awards or the number of awards expected to vest, no incremental compensation cost was recorded as a result of the modification.

A summary of our restricted stock activity during the two years ended December 31, 2011 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—		$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098

During the year ended December 31, 2011, we repurchased and canceled 528 vested shares, primarily for tax withholding, and we expect to repurchase approximately 1,000 restricted shares vesting during the next twelve months. Payments for Time Vested restricted shares totaled $355 in 2011. There was no payment for restricted shares in 2010. Based on an estimated fair value of $747.08 per Time Vested restricted share as of December 31, 2011, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $8,655.

Stock-based compensation cost

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2011	2010	2009
Stock-based compensation cost	$6,042	$3,980	$1,715
Less: stock-based compensation cost capitalized	(2,295)	(1,380)	(570)

Stock-based compensation expense	$3,747	$2,600	$1,145

Recognized tax benefit associated with stock-based compensation	$1,547	$1,076	$427

As of December 31, 2011 and 2010, accrued payroll and benefits payable included $2,359 and $321, respectively, for stock-based compensation costs expected to be settled within the next twelve months. Unrecognized stock-based compensation cost of approximately $17,221 is expected to be recognized over a weighted-average period of 3.3 years.